Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)							3 Months Ended		12 Months Ended
	Jul. 18, 2017	Jul. 17, 2017	Apr. 21, 2017	Mar. 10, 2017	Feb. 03, 2017	Jul. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 19, 2017	Feb. 22, 2017	Dec. 16, 2016
Licensing fee amount						$ 500,000				$ 100,000
Common stock, shares authorized							500,000,000		500,000,000	500,000,000
Preferred stock, shares authorized							10,000,000		10,000,000	10,000,000
Ownership percentage												19.99%
Stock issued during period of services value									$ 500,000
Royalty fee			$ 50,000
Stock based compensation							$ 2,500	$ 525,000	532,500
Website costs							$ 161	$ 0	$ 4,695	$ 0
Warrants [Member]
Antidiluted shares excluded from computation									550,000
Convertible Notes [Member]
Antidiluted shares excluded from computation									925,000
Jimmy Wayne Anderson [Member]
Stock issued during period of services value				$ 10,000
Stock issued during period of services shares				10,000
Xeraflop Technologies [Member]
Debt face amount		$ 100,000
Debt accrues interest rate		12.00%
Debt instrument, maturity date		Jun. 30, 2018
Common stock purchase warrant percentage		20.00%
Sylios Corp [Member]
Common stock, shares authorized				26,905,969									500,000,000
Preferred stock, shares authorized													10,000,000
Ownership percentage				19.99%	80.10%
Royalty percentage			10.00%
Common stock, shares issued				5,378,476	21,527,493
Stockholders equity note spin off transaction description					On the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held
Bud Bank [Member]
Common stock, shares authorized											250,000,000
Preferred stock, shares authorized											5,000,000
Royalty percentage			3.00%
MCAP [Member]
Stock based compensation		$ 15,000
Initial stock based compensation paid	$ 5,000
MCAP [Member] | First Payment [Member]
Stock based compensation		5,000
MCAP [Member] | Second Payment [Member]
Stock based compensation		5,000
MCAP [Member] | Final Payment [Member]
Stock based compensation		$ 5,000